Summary of Significant Accounting Policies - Schedule of Fair Value of Options Granted (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Dividend yield	0.00%
Expected volatility	69.00%
Risk-free interest rate	1.92%
Expected life	6 years 2 months 30 days